Oakmark Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.1%
FINANCIALS – 32.4%
DIVERSIFIED FINANCIALS – 20.8%
Capital One Financial Corp.	5,114	$320,085
Ally Financial, Inc.	15,923	315,755
The Charles Schwab Corp.	8,700	293,528
State Street Corp.	4,508	286,471
Moody's Corp.	985	270,629
S&P Global, Inc.	748	246,313
The Bank of New York Mellon Corp.	5,836	225,543
The Goldman Sachs Group, Inc.	1,105	218,370
American Express Co.	2,004	190,809
		2,367,503
BANKS – 7.9%
Bank of America Corp.	15,476	367,543
Citigroup, Inc.	7,094	362,509
Wells Fargo & Co.	6,580	168,458
		898,510
INSURANCE – 3.7%
American International Group, Inc.	8,387	261,520
Reinsurance Group of America, Inc.	2,118	166,103
		427,623
		3,693,636
COMMUNICATION SERVICES – 19.1%
MEDIA & ENTERTAINMENT – 18.2%
Alphabet, Inc., Class A (a)	316	448,267
Facebook, Inc., Class A (a)	1,776	403,367
Netflix, Inc. (a) (b)	818	372,268
Comcast Corp., Class A	8,409	327,787
Charter Communications, Inc., Class A (a)	452	230,283
Match Group, Inc. (a)	1,504	160,982
Pinterest, Inc., Class A (a)	5,739	127,242
		2,070,196
TELECOMMUNICATION SERVICES – 0.9%
T-Mobile US, Inc. (a)	1,000	104,150
		2,174,346
CONSUMER DISCRETIONARY – 12.1%
RETAILING – 5.9%
Booking Holdings, Inc. (a)	191	303,500
eBay, Inc.	4,676	245,240
Qurate Retail, Inc., Class A (a)	13,030	123,789
		672,529
AUTOMOBILES & COMPONENTS – 3.3%
General Motors Co.	8,446	213,684
Aptiv PLC	2,036	158,660
		372,344
CONSUMER SERVICES – 2.9%
Hilton Worldwide Holdings, Inc.	2,572	188,921
MGM Resorts International	8,700	146,155
		335,076
		1,379,949
INFORMATION TECHNOLOGY – 9.9%
SOFTWARE & SERVICES – 8.4%
Gartner, Inc. (a)	1,668	202,418
Visa, Inc., Class A	881	170,125
Workday, Inc., Class A (a)	857	160,530
MasterCard, Inc., Class A	542	160,358
DXC Technology Co.	9,139	150,795
Automatic Data Processing, Inc.	799	118,948
		963,174
TECHNOLOGY HARDWARE & EQUIPMENT – 1.5%
TE Connectivity, Ltd.	2,051	167,238
		1,130,412
INDUSTRIALS – 8.8%
CAPITAL GOODS – 8.8%
Parker-Hannifin Corp.	1,400	256,662
Cummins, Inc.	1,472	255,039
Caterpillar, Inc.	1,620	204,905
General Electric Co.	24,484	167,227
General Dynamics Corp.	800	119,568
		1,003,401
HEALTH CARE – 6.4%
HEALTH CARE EQUIPMENT & SERVICES – 5.4%
Humana, Inc.	628	243,507
CVS Health Corp.	3,278	212,982
HCA Healthcare, Inc.	1,683	163,352
		619,841
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.0%
Regeneron Pharmaceuticals, Inc. (a) (b)	174	108,450
		728,291
ENERGY – 4.8%
EOG Resources, Inc.	4,713	238,774
Apache Corp.	13,539	182,773
Concho Resources, Inc.	1,300	66,950
Diamondback Energy, Inc.	1,300	54,366
		542,863
CONSUMER STAPLES – 2.6%
FOOD, BEVERAGE & TOBACCO – 2.6%
Constellation Brands, Inc., Class A	1,735	303,521
TOTAL COMMON STOCKS – 96.1% (Cost $8,182,319)		10,956,419

OAKMARK FUNDS

Oakmark Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.8%
U.S. GOVERNMENT BILL – 2.6%
United States Treasury Bill, 0.10%, due 07/21/20 (Cost $299,983)	$300,000	$299,980
REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.06% dated 06/30/20 due 07/01/20, repurchase price $245,521, collateralized by United States Treasury Note, 1.250% due 08/31/24, value plus accrued interest of $250,431 (Cost: $245,521)	245,521	245,521
TOTAL SHORT-TERM INVESTMENTS – 4.8% (Cost $545,504)		545,501
TOTAL INVESTMENTS – 100.9% (Cost $8,727,823)		11,501,920
Foreign Currencies (Cost $0) – 0.0% (c)		0	(d)
Liabilities In Excess of Other Assets – (0.9)%		(105,091)
TOTAL NET ASSETS – 100.0%		$11,396,829

(a)	Non-income producing security
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

Oakmark.com

Oakmark Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Netflix, Inc.	$400.00	9/18/20	(3,000)	$(136,512)	$(20,940)	$(16,309)	$(4,631)
Netflix, Inc.	$410.00	9/18/20	(2,000)	$(91,008)	$(12,565)	$(9,696)	$(2,869)
Netflix, Inc.	$480.00	9/18/20	(100)	$(4,550)	$(256)	$(312)	$56
Regeneron Pharmaceuticals, Inc.	$525.00	8/21/20	(900)	$(56,129)	$(9,590)	$(8,720)	$(870)
Regeneron Pharmaceuticals, Inc.	$600.00	8/21/20	(300)	$(18,710)	$(1,563)	$(1,189)	$(374)
				$(306,909)	$(44,914)	$(36,226)	$(8,688)

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.7%
COMMUNICATION SERVICES – 27.7%
MEDIA & ENTERTAINMENT – 27.7%
Alphabet, Inc., Class A (a)	263	$373,247
Netflix, Inc. (a) (b)	480	218,237
Charter Communications, Inc., Class A (a)	399	203,455
Facebook, Inc., Class A (a)	860	195,280
		990,219

FINANCIALS – 23.6%
BANKS – 10.2%
Citigroup, Inc.	4,112	210,123
Bank of America Corp.	6,603	156,831
		366,954

DIVERSIFIED FINANCIALS – 9.0%
Ally Financial, Inc.	9,780	193,938
Capital One Financial Corp.	2,035	127,364
		321,302

INSURANCE – 4.4%
American International Group, Inc.	5,019	156,501
		844,757

CONSUMER DISCRETIONARY – 14.9%
RETAILING – 6.8%
Booking Holdings, Inc. (a)	95	151,272
Qurate Retail, Inc., Class A (a)	9,444	89,722
		240,994

CONSUMER SERVICES – 4.6%
Hilton Worldwide Holdings, Inc.	1,166	85,678
MGM Resorts International	4,697	78,909
		164,587

AUTOMOBILES & COMPONENTS – 3.5%
Lear Corp.	1,150	125,373
		530,954

REAL ESTATE – 8.6%
CBRE Group, Inc., Class A (a)	6,755	305,441

HEALTH CARE – 5.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.3%
Regeneron Pharmaceuticals, Inc. (a) (b)	304	189,839
ENERGY – 5.0%
EOG Resources, Inc.	2,662	134,868
Apache Corp.	3,134	42,304
		177,172

CONSUMER STAPLES – 4.8%
FOOD, BEVERAGE & TOBACCO – 4.8%
Constellation Brands, Inc., Class A	990	173,131
INFORMATION TECHNOLOGY – 4.8%

TECHNOLOGY HARDWARE & EQUIPMENT – 4.8%
TE Connectivity, Ltd.	2,103	171,495

INDUSTRIALS – 3.0%
CAPITAL GOODS – 3.0%
General Electric Co.	15,840	108,187
TOTAL COMMON STOCKS – 97.7% (Cost $2,489,985)		3,491,195

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.1%
REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.06% dated 06/30/20 due 07/01/20, repurchase price $112,484, collateralized by United States Treasury Notes, 1.250% - 2.375% due 08/15/24 - 08/31/24, aggregate value plus accrued interest of $114,734 (Cost: $112,484)	$112,484	112,484
TOTAL SHORT-TERM INVESTMENTS – 3.1% (Cost $112,484)		112,484
TOTAL INVESTMENTS – 100.8% (Cost $2,602,469)		3,603,679
Liabilities In Excess of Other Assets – (0.8)%		(29,921)
TOTAL NET ASSETS – 100.0%		$3,573,758

(a)	Non-income producing security
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Regeneron Pharmaceuticals, Inc.	$480.00	8/21/20	(237)	$(14,781)	$(3,490)	$(1,655)	$(1,835)
Regeneron Pharmaceuticals, Inc.	$465.00	8/21/20	(713)	$(44,466)	$(11,497)	$(5,634)	$(5,863)
Regeneron Pharmaceuticals, Inc.	$540.00	8/21/20	(550)	$(34,301)	$(5,187)	$(3,684)	$(1,503)
Regeneron Pharmaceuticals, Inc.	$600.00	8/21/20	(200)	$(12,473)	$(1,042)	$(793)	$(249)
Netflix, Inc.	$400.00	9/18/20	(800)	$(36,403)	$(5,584)	$(4,349)	$(1,235)
Netflix, Inc.	$480.00	9/18/20	(800)	$(36,403)	$(2,052)	$(2,500)	$448
				$(178,827)	$(28,852)	$(18,615)	$(10,237)

Oakmark.com

Oakmark Global Fund

Global Diversification —June 30, 2020 (Unaudited)

		% of Equity Investments
North America		48.1%
	United States		48.1%
Europe		41.8%
	United Kingdom		16.1%
	Germany*		12.8%
	Switzerland		10.2%
	Ireland*		2.7%
Asia		3.8%
	Japan		1.2%
	South Korea		0.9%
	India		0.8%
	China		0.5%
	Taiwan		0.4%
Africa		2.9%
	South Africa		2.9%
Australasia		2.3%
	Australia		2.3%
Latin America		1.1%
	Mexico		1.1%

*	Euro currency countries comprise 15.5% of equity investments.

Oakmark Global Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0%
FINANCIALS – 22.9%
BANKS – 11.4%
Lloyds Banking Group PLC (United Kingdom)	133,921	$51,732
Bank of America Corp. (United States)	1,922	45,638
Citigroup, Inc. (United States)	559	28,575
Axis Bank, Ltd. (India)	1,635	8,808
		134,753
DIVERSIFIED FINANCIALS – 7.3%
Credit Suisse Group AG (Switzerland)	5,064	52,364
Julius Baer Group, Ltd. (Switzerland) (a)	821	34,342
		86,706
INSURANCE – 4.2%
Allianz SE (Germany)	176	35,966
Prudential PLC (United Kingdom)	956	14,437
		50,403
		271,862
CONSUMER DISCRETIONARY – 18.7%
AUTOMOBILES & COMPONENTS – 11.9%
Daimler AG (Germany)	1,241	50,408
General Motors Co. (United States)	1,698	42,947
Continental AG (Germany) (a)	344	33,656
Toyota Motor Corp. (Japan)	228	14,279
		141,290
RETAILING – 4.4%
Naspers, Ltd. (South Africa)	183	33,366
Booking Holdings, Inc. (United States) (a)	9	13,798
Alibaba Group Holding, Ltd. (China) (a)	188	5,084
		52,248
CONSUMER DURABLES & APPAREL – 1.7%
Cie Financiere Richemont SA (Switzerland)	310	19,776
CONSUMER SERVICES – 0.7%
Compass Group PLC (United Kingdom)	623	8,580
		221,894
COMMUNICATION SERVICES – 16.4%
MEDIA & ENTERTAINMENT – 14.3%
Alphabet, Inc., Class C (United States) (a)	49	69,428
Liberty Broadband Corp., Class C (United States) (a)	253	31,300
The Interpublic Group of Cos., Inc. (United States)	1,211	20,787
Pinterest, Inc., Class A (United States) (a)	612	13,577
Live Nation Entertainment, Inc. (United States) (a)	301	13,327
Grupo Televisa SAB (Mexico) (a) (b)	2,437	12,772
Charter Communications, Inc., Class A (United States) (a)	16	8,007
		169,198
TELECOMMUNICATION SERVICES – 2.1%
Liberty Global PLC, Class A (United Kingdom) (a)	1,155	25,244
		194,442
INDUSTRIALS – 15.1%
CAPITAL GOODS – 10.3%
CNH Industrial N.V. (United Kingdom) (a)	6,950	48,627
Travis Perkins PLC (United Kingdom)	1,680	23,428
Howmet Aerospace, Inc. (United States)	1,348	21,363
Johnson Controls International PLC (United States)	412	14,055
Rolls-Royce Holdings PLC (United Kingdom)	3,836	13,567
Flowserve Corp. (United States)	44	1,255
		122,295
TRANSPORTATION – 2.8%
Ryanair Holdings PLC (Ireland) (a) (b)	470	31,169
Southwest Airlines Co. (United States)	69	2,369
		33,538
COMMERCIAL & PROFESSIONAL SERVICES – 2.0%
CoreLogic, Inc. (United States)	344	23,137
		178,970
INFORMATION TECHNOLOGY – 14.5%
SOFTWARE & SERVICES – 8.8%
MasterCard, Inc., Class A (United States)	251	74,339
Oracle Corp. (United States)	536	29,641
		103,980
TECHNOLOGY HARDWARE & EQUIPMENT – 5.3%
TE Connectivity, Ltd. (United States)	645	52,616
Samsung Electronics Co., Ltd. (South Korea)	242	10,623
		63,239
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	445	4,721
		171,940
HEALTH CARE – 4.8%
HEALTH CARE EQUIPMENT & SERVICES – 2.6%
Tenet Healthcare Corp. (United States) (a)	1,031	18,669
Envista Holdings Corp. (United States) (a)	559	11,785
		30,454
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.2%
Bayer AG (Germany)	360	26,601
		57,055
MATERIALS – 3.5%
Incitec Pivot, Ltd. (Australia)	20,403	26,400
LafargeHolcim, Ltd. (Switzerland)	254	11,133
Arconic Corp. (United States) (a)	306	4,263
		41,796

OAKMARK FUNDS

Oakmark Global Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0% (cont.)
ENERGY – 1.1%
National Oilwell Varco, Inc. (United States)	885	$10,835
EOG Resources, Inc. (United States)	51	2,558
		13,393
TOTAL COMMON STOCKS – 97.0% (Cost $1,068,901)		1,151,352

	Par Value	Value
SHORT-TERM INVESTMENT – 2.5%
REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.06% dated 06/30/20 due 07/1/20, repurchase price $29,596, collateralized by a United States Treasury Note, 2.375% due 08/15/24, value plus accrued interest of $30,187 (Cost: $29,595)	$29,595	29,595
TOTAL SHORT-TERM INVESTMENTS – 2.5% (Cost $29,595)		29,595
TOTAL INVESTMENTS – 99.5% (Cost $1,098,496)		1,180,947
Foreign Currencies (Cost $11) – 0.0% (c)		11
Other Assets In Excess of Liabilities – 0.5%		6,240
TOTAL NET ASSETS – 100.0%		$1,187,198

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Global Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	14,708	$15,566	12/16/20	$15,613	$(47)
				$15,613	$(47)

OAKMARK FUNDS

Oakmark Global Select Fund

Global Diversification —June 30, 2020 (Unaudited)

		% of Equity Investments
North America		49.3%
	United States		49.3%
Europe		45.4%
	Switzerland		15.2%
	United Kingdom		13.5%
	Germany*		12.6%
	Netherlands*		4.1%
Asia		5.3%
	South Korea		5.3%

*	Euro currency countries comprise 16.7% of equity investments.

Oakmark Global Select Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.2%
FINANCIALS – 26.8%
BANKS – 16.0%
Bank of America Corp. (United States)	3,480	$82,647
Lloyds Banking Group PLC (United Kingdom)	168,352	65,033
Citigroup, Inc. (United States)	1,254	64,059
		211,739
DIVERSIFIED FINANCIALS – 7.0%
Credit Suisse Group AG (Switzerland)	9,031	93,398
INSURANCE – 3.8%
American International Group, Inc. (United States)	1,640	51,123
		356,260
COMMUNICATION SERVICES – 19.0%
MEDIA & ENTERTAINMENT – 19.0%
Alphabet, Inc., Class A (United States) (a)	97	138,108
Charter Communications, Inc., Class A (United States) (a)	155	78,954
NAVER Corp. (South Korea)	157	34,828
		251,890
CONSUMER DISCRETIONARY – 18.4%
RETAILING – 7.4%
Prosus N.V. (Netherlands) (a)	563	52,289
Booking Holdings, Inc. (United States) (a)	28	45,342
		97,631
AUTOMOBILES & COMPONENTS – 7.1%
Daimler AG (Germany)	2,337	94,919
CONSUMER DURABLES & APPAREL – 3.9%
Cie Financiere Richemont SA (Switzerland)	813	51,833
		244,383
HEALTH CARE – 8.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 8.7%
Bayer AG (Germany)	922	68,135
Regeneron Pharmaceuticals, Inc. (United States) (a)	75	46,836
		114,971
INFORMATION TECHNOLOGY – 8.0%
TECHNOLOGY HARDWARE & EQUIPMENT – 8.0%
TE Connectivity, Ltd. (United States)	897	73,142
Samsung Electronics Co., Ltd. (South Korea)	753	33,071
		106,213
INDUSTRIALS – 8.0%
CAPITAL GOODS – 6.6%
CNH Industrial N.V. (United Kingdom) (a)	12,401	86,771
TRANSPORTATION – 1.4%
Kuehne + Nagel International AG (Switzerland) (a)	114	18,939
		105,710
REAL ESTATE – 4.2%
CBRE Group, Inc., Class A (United States) (a)	1,229	55,553

MATERIALS – 2.4%
LafargeHolcim, Ltd. (Switzerland)	725	31,754

CONSUMER STAPLES – 1.7%
HOUSEHOLD & PERSONAL PRODUCTS – 1.7%
Reckitt Benckiser Group PLC (United Kingdom)	243	22,359
TOTAL COMMON STOCKS – 97.2% (Cost $1,221,650)		1,289,093

	Par Value	Value
SHORT-TERM INVESTMENTS – 0.5%
REPURCHASE AGREEMENT – 0.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.06% dated 06/30/20 due 07/01/20, repurchase price $7,429, collateralized by a United States Treasury Note, 1.250% due 08/31/24, value plus accrued interest of $7,578 (Cost: $7,429)	$7,429	7,429
TOTAL SHORT-TERM INVESTMENTS – 0.5% (Cost $7,429)		7,429
TOTAL INVESTMENTS – 97.7% (Cost $1,229,079)		1,296,522
Foreign Currencies (Cost $0) – 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities – 2.3%		30,237
TOTAL NET ASSETS – 100.0%		$1,326,759

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

OAKMARK FUNDS

Oakmark Global Select Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	23,367	24,730	12/16/20	$24,805	$(75)
				$24,805	$(75)

Oakmark.com

Oakmark International Fund

Global Diversification —June 30, 2020 (Unaudited)

		% of Equity Investments
Europe		81.1%
	United Kingdom		22.9%
	Germany*		17.5%
	Switzerland		12.3%
	France*		12.0%
	Sweden		5.5%
	Italy*		4.1%
	Netherlands*		2.3%
	Ireland*		2.2%
	Spain*		1.3%
	Finland*		1.0%
Asia		10.2%
	Japan		2.8%
	China		2.6%
	South Korea		2.6%
	India		1.0%
	Indonesia		0.9%
	Taiwan		0.3%
Australasia		3.3%
	Australia		3.3%
North America		2.5%
	Canada		2.5%
Africa		2.2%
	South Africa		2.2%
Latin America		0.7%
	Mexico		0.7%

*	Euro currency countries comprise 40.4% of equity investments.

Oakmark International Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.9%
FINANCIALS – 27.6%
BANKS – 15.2%
BNP Paribas SA (France) (a)	23,561	$936,252
Intesa Sanpaolo SPA (Italy) (a)	456,371	873,492
Lloyds Banking Group PLC (United Kingdom)	2,125,970	821,240
Royal Bank of Scotland Group PLC (United Kingdom)	191,823	289,028
Axis Bank, Ltd. (India)	40,539	218,338
Bank Mandiri Persero Tbk PT (Indonesia)	529,360	183,432
		3,321,782
DIVERSIFIED FINANCIALS – 8.1%
Credit Suisse Group AG (Switzerland)	73,295	757,980
EXOR N.V. (Netherlands)	8,468	483,681
Schroders PLC (United Kingdom)	8,374	305,984
AMP, Ltd. (Australia) (a)	171,340	219,338
Schroders PLC, Non-Voting (United Kingdom)	31	804
		1,767,787
INSURANCE – 4.3%
Allianz SE (Germany)	2,668	544,865
Prudential PLC (United Kingdom)	26,151	394,841
		939,706
		6,029,275
CONSUMER DISCRETIONARY – 24.5%
AUTOMOBILES & COMPONENTS – 13.3%
Daimler AG (Germany)	20,423	829,374
Bayerische Motoren Werke AG (Germany)	11,464	731,833
Continental AG (Germany) (a)	6,986	684,071
Valeo SA (France) (b)	15,416	404,585
Toyota Motor Corp. (Japan)	4,020	251,738
		2,901,601
RETAILING – 5.4%
Naspers, Ltd. (South Africa)	2,605	474,839
Hennes & Mauritz AB (H&M) - Class B (Sweden)	27,408	397,083
Trip.com Group, Ltd. (China) (a) (c)	6,184	160,279
Alibaba Group Holding, Ltd. (China) (a)	3,659	98,957
Alibaba Group Holding, Ltd. (China) (a) (c)	258	55,565
		1,186,723
CONSUMER DURABLES & APPAREL – 3.2%
Cie Financiere Richemont SA (Switzerland)	4,729	301,643
The Swatch Group AG, Bearer Shares (Switzerland)	1,166	232,657
EssilorLuxottica SA (France) (a)	1,211	155,453
		689,753
CONSUMER SERVICES – 2.6%
Accor SA (France) (a) (b)	15,690	426,759
Compass Group PLC (United Kingdom)	10,556	145,446
		572,205
		5,350,282
INDUSTRIALS – 19.1%
CAPITAL GOODS – 14.1%
CNH Industrial N.V. (United Kingdom) (a) (b)	96,685	676,522
Volvo AB, Class B (Sweden) (a)	26,576	416,120
Ashtead Group PLC (United Kingdom)	11,674	393,319
SKF AB, Class B (Sweden) (b)	18,483	343,452
Komatsu, Ltd. (Japan)	16,222	331,044
Rolls-Royce Holdings PLC (United Kingdom)	84,083	297,349
Bunzl PLC (United Kingdom)	8,903	238,944
Ferguson PLC (United Kingdom)	2,543	208,314
Smiths Group PLC (United Kingdom)	10,187	178,234
		3,083,298
TRANSPORTATION – 2.5%
Ryanair Holdings PLC (Ireland) (a) (b) (c)	6,992	463,831
Kuehne + Nagel International AG (Switzerland) (a)	495	82,251
		546,082
COMMERCIAL & PROFESSIONAL SERVICES – 2.5%
Brambles, Ltd. (Australia)	25,349	190,151
Bureau Veritas SA (France) (a)	8,999	189,878
G4S PLC (United Kingdom) (b)	116,343	164,271
		544,300
		4,173,680
MATERIALS – 9.1%
Glencore PLC (Switzerland)	446,724	947,764
thyssenkrupp AG (Germany) (a) (b)	40,901	290,140
Orica, Ltd. (Australia) (b)	24,895	285,873
LafargeHolcim, Ltd. (Switzerland)	5,659	247,916
UPM-Kymmene OYJ (Finland)	7,114	205,558
		1,977,251
COMMUNICATION SERVICES – 8.4%
MEDIA & ENTERTAINMENT – 6.8%
Publicis Groupe SA (France) (b)	12,667	410,006
NAVER Corp. (South Korea)	1,806	400,850
WPP PLC (United Kingdom)	37,318	291,683
Baidu, Inc. (China) (a) (c)	1,920	230,214
Grupo Televisa SAB (Mexico) (a) (c)	27,065	141,821
		1,474,574
TELECOMMUNICATION SERVICES – 1.6%
Liberty Global PLC, Class A (United Kingdom) (a)	12,699	277,605
Liberty Global PLC, Class C (United Kingdom) (a)	3,155	67,869
		345,474
		1,820,048
INFORMATION TECHNOLOGY – 3.2%
SOFTWARE & SERVICES – 2.2%
Amadeus IT Group SA (Spain)	5,290	275,661

OAKMARK FUNDS

Oakmark International Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.9% (cont.)
INFORMATION TECHNOLOGY – 3.2% (cont.)
SOFTWARE & SERVICES – 2.2% (cont.)
Open Text Corp. (Canada)	4,954	$210,379
		486,040
TECHNOLOGY HARDWARE & EQUIPMENT – 0.7%
Samsung Electronics Co., Ltd. (South Korea)	3,280	143,958
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5,978	63,418
		693,416
HEALTH CARE – 1.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.9%
Bayer AG (Germany)	5,591	413,280
ENERGY – 1.4%
Cenovus Energy, Inc. (Canada) (b)	65,750	307,537

CONSUMER STAPLES – 0.7%
HOUSEHOLD & PERSONAL PRODUCTS – 0.7%
Henkel AG & Co. KGaA (Germany)	1,060	88,347
Reckitt Benckiser Group PLC (United Kingdom)	663	61,025
		149,372
FOOD, BEVERAGE & TOBACCO – 0.0%(d)
Nestlé SA (Switzerland)	95	10,517
		159,889
TOTAL COMMON STOCKS – 95.9% (Cost $26,928,282)		20,924,658

PREFERRED STOCKS – 0.5%
CONSUMER STAPLES – 0.5%
HOUSEHOLD & PERSONAL PRODUCTS – 0.5%
Henkel AG & Co. KGaA (Germany)	1,063	99,001
TOTAL PREFERRED STOCKS – 0.5% (Cost $108,735)		99,001

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.1%
REPURCHASE AGREEMENT – 1.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.06% dated 06/30/20 due 07/01/20, repurchase price $365,787, collateralized by United States Treasury Notes, 0.125% - 1.750% due 07/15/24 - 07/31/24, aggregate value plus accrued interest of $373,102 (Cost: $365,786)	$365,786	365,786

COMMERCIAL PAPER – 1.4%
Walgreens Boots,
0.48% - 0.61%, due 08/05/20 - 08/31/20 (e)	172,900	172,731
American Honda Finance Corp.,
0.35% - 0.61%, due 07/07/20 - 09/09/20 (e)	133,000	132,967
Schlumberger Holdings Corp., 144A,
0.36% - 0.41%, due 09/15/20 - 09/22/20 (e) (f)	$9,506	$9,487
Total Commercial Paper (Cost $315,229)		315,185
TOTAL SHORT-TERM INVESTMENTS – 3.1% (Cost $681,015)		680,971
TOTAL INVESTMENTS – 99.5% (Cost $27,718,032)		21,704,630
Foreign Currencies (Cost $7,623) – 0.0% (d)		7,645
Other Assets In Excess of Liabilities – 0.5%		107,694
TOTAL NET ASSETS – 100.0%		$21,819,969

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	Amount rounds to less than 0.1%.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

Oakmark.com

Oakmark International Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	193,968	$205,288	12/16/20	$205,908	$(620)
				$205,908	$(620)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2019	Value June 30, 2020	Percent of Net Assets
Accor SA	15,690	$96,776	$29,807	(15,936)	$(203,766)	$0	$579,492	$426,759	2.0%
Cenovus Energy, Inc.	65,750	112,869	22,047	(1,324)	(212,158)	5,148	430,198	307,537	1.4%
CNH Industrial N.V.	96,685	15,499	25,368	(21,864)	(301,062)	0	1,009,317	676,522	3.1%
G4S PLC	116,343	21,106	0	0	(103,845)	0	247,009	164,271	0.8%
Orica, Ltd.	24,895	77,256	35,877	(11,088)	(65,345)	6,977	320,927	285,873	1.3%
Publicis Groupe SA	12,667	103,127	95,920	(60,074)	(179,725)	0	642,598	410,006	1.9%
Ryanair Holdings PLC (a)	6,992	43,531	447,261	(135,748)	183,977	0	819,332	463,831	2.1%
SKF AB, Class B (a)	18,483	8,277	170,581	(60,878)	102,597	7,899	464,037	343,452	1.6%
thyssenkrupp AG	40,901	30,439	50,582	(56,474)	(259,288)	0	626,046	290,140	1.3%
Valeo SA	15,416	0	82,070	(153,830)	32,539	3,509	607,947	404,585	1.9%

TOTAL	413,822	$508,880	$959,513	$(517,216)	$(1,006,076)	$23,533	$5,746,903	$3,772,976	17.4%

(a)	Due to transactions during the period ended June 30, 2020, the company is no longer an affiliate.

OAKMARK FUNDS

Oakmark International Small Cap Fund

Global Diversification —June 30, 2020 (Unaudited)

		% of Equity Investments
Europe		71.3%
	United Kingdom		20.5%
	Switzerland		9.9%
	Finland*		8.5%
	Sweden		7.0%
	Italy*		6.5%
	Germany*		5.5%
	Denmark		3.6%
	Spain*		3.5%
	Norway		3.2%
	Netherlands*		1.7%
	Portugal*		0.9%
	Belgium*		0.5%
Asia		10.1%
	South Korea		4.1%
	Japan		2.7%
	Indonesia		2.5%
	China		0.8%
Australasia		7.8%
	Australia		7.5%
	New Zealand		0.3%
North America		6.0%
	Canada		6.0%
Latin America		4.8%
	Mexico		4.8%

*	Euro currency countries comprise 27.1% of equity investments.

Oakmark International Small Cap Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.0%
INDUSTRIALS – 39.3%
CAPITAL GOODS – 21.3%
Konecranes OYJ (Finland)	2,138	$48,330
Duerr AG (Germany)	1,735	45,215
Travis Perkins PLC (United Kingdom)	2,362	32,939
Metso OYJ (Finland)	775	25,412
Sulzer AG (Switzerland)	286	22,772
Outotec OYJ (Finland)	3,146	17,363
Fluidra SA (Spain) (a)	996	13,153
Morgan Advanced Materials PLC (United Kingdom)	3,640	10,869
Howden Joinery Group PLC (United Kingdom)	1,480	10,136
Bucher Industries AG (Switzerland)	32	9,214
dormakaba Holding AG (Switzerland)	7	3,707
		239,110
COMMERCIAL & PROFESSIONAL SERVICES – 15.0%
ISS A/S (Denmark) (a)	1,812	28,691
Applus Services SA (Spain)	3,199	24,550
Pagegroup PLC (United Kingdom)	4,028	18,876
Randstad N.V. (Netherlands)	409	18,241
Hays PLC (United Kingdom)	12,091	17,829
Babcock International Group PLC (United Kingdom)	4,469	17,178
Mitie Group PLC (United Kingdom)	13,850	14,296
SThree PLC (United Kingdom)	4,137	13,841
Loomis AB (Sweden) (a)	565	13,490
ALS, Ltd. (Australia)	323	1,461
		168,453
TRANSPORTATION – 3.0%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico) (a) (b)	3,176	16,769
DSV PANALPINA A/S (Denmark)	82	9,960
Freightways, Ltd. (New Zealand)	740	3,436
Signature Aviation PLC (United Kingdom)	1,162	3,339
		33,504
		441,067
FINANCIALS – 16.8%
DIVERSIFIED FINANCIALS – 12.9%
Julius Baer Group, Ltd. (Switzerland) (a)	901	37,694
Azimut Holding SpA (Italy)	1,734	29,639
Element Fleet Management Corp. (Canada)	3,426	25,562
EFG International AG (Switzerland)	3,309	23,541
Standard Life Aberdeen PLC (United Kingdom)	4,739	15,714
St James's Place PLC (United Kingdom)	1,014	11,974
		144,124
BANKS – 3.9%
BNK Financial Group, Inc. (South Korea)	7,104	29,530
DGB Financial Group, Inc. (South Korea)	3,479	14,781
		44,311
		188,435
CONSUMER DISCRETIONARY – 8.9%
AUTOMOBILES & COMPONENTS – 5.4%
Pirelli & C SpA (Italy) (a)	6,098	25,861
Autoliv, Inc. (Sweden)	324	20,927
Dometic Group AB (Sweden) (a)	1,508	13,523
		60,311
CONSUMER SERVICES – 2.0%
Autogrill SpA (Italy) (a)	2,736	14,381
Wynn Macau, Ltd. (China)	4,744	8,166
		22,547
CONSUMER DURABLES & APPAREL – 1.5%
Gildan Activewear, Inc. (Canada)	1,123	17,396
		100,254
COMMUNICATION SERVICES – 8.8%
MEDIA & ENTERTAINMENT – 5.5%
Megacable Holdings SAB de CV (Mexico)	8,253	24,155
oOh!media, Ltd. (Australia)	22,302	14,005
Nordic Entertainment Group AB, Class B (Sweden) (a)	397	12,127
Hakuhodo DY Holdings, Inc. (Japan)	975	11,571
		61,858
TELECOMMUNICATION SERVICES – 3.3%
Sarana Menara Nusantara Tbk PT (Indonesia)	212,757	15,192
Tower Bersama Infrastructure Tbk PT (Indonesia)	153,289	11,857
NOS SGPS SA (Portugal)	2,217	9,674
		36,723
		98,581
INFORMATION TECHNOLOGY – 6.7%
SOFTWARE & SERVICES – 6.4%
Atea ASA (Norway) (a)	3,602	34,655
BlackBerry, Ltd. (Canada) (a)	4,446	21,679
Software AG (Germany)	338	13,621
Equiniti Group PLC (United Kingdom)	1,076	1,938
		71,893
TECHNOLOGY HARDWARE & EQUIPMENT – 0.3%
Hirose Electric Co., Ltd. (Japan)	27	2,932
		74,825
HEALTH CARE – 6.3%
HEALTH CARE EQUIPMENT & SERVICES – 6.3%
Healius, Ltd. (Australia)	11,266	23,713
ConvaTec Group PLC (United Kingdom)	7,800	18,905
Elekta AB, Class B (Sweden)	1,681	15,633
Ansell, Ltd. (Australia)	472	11,959
		70,210

OAKMARK FUNDS

Oakmark International Small Cap Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.0% (cont.)
MATERIALS – 4.9%
Incitec Pivot, Ltd. (Australia)	22,315	$28,874
DS Smith PLC (United Kingdom)	4,976	20,234
Titan Cement International SA (Belgium) (a)	459	5,567
		54,675
CONSUMER STAPLES – 2.3%
FOOD & STAPLES RETAILING – 1.3%
Sugi Holdings Co., Ltd. (Japan)	222	15,016
HOUSEHOLD & PERSONAL PRODUCTS – 1.0%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	7,132	11,133
		26,149
REAL ESTATE – 2.0%
LSL Property Services PLC (United Kingdom) (c)	5,072	12,569
IWG PLC (Switzerland)	3,020	9,917
		22,486
TOTAL COMMON STOCKS – 96.0% (Cost $1,272,033)		1,076,682

	Par Value	Value
SHORT-TERM INVESTMENT – 3.5%
REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.06% dated 06/30/20 due 07/01/20, repurchase price $39,486, collateralized by a United States Treasury Note, 2.375% due 08/15/24, value plus accrued interest of $40,276 (Cost: $39,486)	$39,486	39,486

TOTAL SHORT-TERM INVESTMENTS – 3.5% (Cost $39,486)		39,486

TOTAL INVESTMENTS – 99.5% (Cost $1,311,519)		1,116,168

Foreign Currencies (Cost $55) – 0.0% (d)		55
Other Assets In Excess of Liabilities – 0.5%		5,050

TOTAL NET ASSETS – 100.0%		$1,121,273

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(d)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark International Small Cap Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/20	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	11,771	$12,458	12/16/20	$12,496	$(38)
				$12,496	$(38)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2019	Value June 30, 2020	Percent of Net Assets
LSL Property Services PLC (a)	5,072	$0	$3,215	257	$54	$0	$15,473	$12,569	1.1%

TOTAL	5,072	$0	$3,215	$257	$54	$0	$15,473	$12,569	1.1%

(a)	Due to transactions during the period ended June 30, 2020, the company is no longer an affiliate.

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 63.3%
CONSUMER DISCRETIONARY – 11.1%
AUTOMOBILES & COMPONENTS – 8.7%
General Motors Co.	11,217	$283,792
BorgWarner, Inc.	6,051	213,593
Lear Corp.	1,161	126,598
Thor Industries, Inc.	808	86,047
		710,030
RETAILING – 1.7%
Foot Locker, Inc.	2,853	83,205
Booking Holdings, Inc. (a)	36	56,592
		139,797
CONSUMER DURABLES & APPAREL – 0.7%
Carter's, Inc.	664	53,609
		903,436
FINANCIALS – 10.9%
BANKS – 6.9%
Bank of America Corp.	16,015	380,351
Citigroup, Inc.	3,514	179,576
		559,927
DIVERSIFIED FINANCIALS – 2.1%
Ally Financial, Inc.	6,418	127,275
State Street Corp.	752	47,764
		175,039
INSURANCE – 1.9%
Reinsurance Group of America, Inc.	1,087	85,240
American International Group, Inc.	2,141	66,766
		152,006
		886,972
HEALTH CARE – 9.5%
HEALTH CARE EQUIPMENT & SERVICES – 7.1%
CVS Health Corp.	3,540	229,971
UnitedHealth Group, Inc.	622	183,411
HCA Healthcare, Inc.	736	71,417
LivaNova PLC (a)	1,032	49,693
Zimmer Biomet Holdings, Inc.	332	39,604
		574,096

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.4%
Agilent Technologies, Inc.	1,258	111,179
Regeneron Pharmaceuticals, Inc. (a)	130	81,012
		192,191
		766,287
INFORMATION TECHNOLOGY – 8.8%
TECHNOLOGY HARDWARE & EQUIPMENT – 4.9%
TE Connectivity, Ltd.	4,860	396,358
SOFTWARE & SERVICES – 3.9%
MasterCard, Inc., Class A	1,085	320,687
		717,045

COMMUNICATION SERVICES – 8.0%
MEDIA & ENTERTAINMENT – 8.0%
Alphabet, Inc., Class A (a)	275	389,680
Charter Communications, Inc., Class A (a)	343	175,046
Comcast Corp., Class A	2,120	82,637
		647,363
CONSUMER STAPLES – 6.8%
FOOD, BEVERAGE & TOBACCO – 6.8%
Nestlé SA (b)	2,107	232,653
Philip Morris International, Inc.	2,623	183,760
Diageo PLC (b)	584	78,444
Constellation Brands, Inc., Class A	313	54,707
		549,564
INDUSTRIALS – 4.1%
CAPITAL GOODS – 3.4%
Howmet Aerospace, Inc.	6,655	105,478
Johnson Controls International PLC	2,646	90,324
Carlisle Cos., Inc.	648	77,570
		273,372

COMMERCIAL & PROFESSIONAL SERVICES – 0.7%
CoreLogic, Inc.	822	55,241
		328,613
REAL ESTATE – 1.7%
Gaming and Leisure Properties, Inc. REIT	2,356	81,503
The Howard Hughes Corp. (a)	1,045	54,303
		135,806
MATERIALS – 1.3%
Glencore PLC	35,440	75,189
Arconic Corp. (a)	1,960	27,299
Sealed Air Corp.	143	4,684
		107,172

ENERGY – 1.1%
Diamondback Energy, Inc.	1,012	42,313
ChampionX Corp. (a)	2,880	28,109
PDC Energy, Inc. (a)	1,197	14,891
National Oilwell Varco, Inc.	581	7,121
		92,434

TOTAL COMMON STOCKS – 63.3%
(Cost $3,204,986)		5,134,692

PREFERRED STOCKS – 0.1%
FINANCIALS – 0.1%
GMAC Capital Trust I (c), 6.18% (3 mo. USD LIBOR + 5.785%)	498	11,154

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.1% (cont.)

TOTAL PREFERRED STOCKS – 0.1% (Cost $13,007)		11,154

	Par Value	Value
FIXED INCOME – 35.4%
CORPORATE BONDS – 21.7%
CONSUMER DISCRETIONARY – 5.5%
Adient US LLC, 144A
7.00%, due 05/15/26 (d)	$15,965	$16,524
Aramark Services, Inc, 144A
6.375%, due 05/01/25 (d)	9,900	10,223
Asbury Automotive Group, Inc, 144A
4.50%, due 03/01/28 (d)	1,600	1,552
AutoNation, Inc.
4.75%, due 06/01/30	1,900	2,059
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	16,165
3.55%, due 03/15/28	9,950	10,869
4.625%, due 04/13/30	4,950	5,843
4.10%, due 04/13/25	1,950	2,189
BorgWarner, Inc.
4.625%, due 09/15/20	10,810	10,867
Borgwarner, Inc.
2.65%, due 07/01/27	4,215	4,324
Boyd Gaming Corp.
6.00%, due 08/15/26	4,975	4,650
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, due 10/15/25 (d)	25,870	22,507
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (d)	2,980	3,049
5.125%, due 05/01/27 (d)	250	259
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	11,161
4.50%, due 02/01/24	2,985	3,303
Choice Hotels International, Inc.
3.70%, due 12/01/29	12,515	12,537
Delphi Technologies PLC, 144A
5.00%, due 10/01/25 (d)	3,871	4,156
Expedia Group, Inc.
5.00%, due 02/15/26	31,360	32,277
3.25%, due 02/15/30	10,830	10,097
Foot Locker, Inc.
8.50%, due 01/15/22	4,340	4,514
General Motors Co.
4.875%, due 10/02/23	41,400	44,150
Hasbro, Inc.
3.55%, due 11/19/26	4,970	5,252
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 04/01/25	3,708	3,625
International Game Technology PLC, 144A
6.50%, due 02/15/25 (d)	19,600	20,041
6.25%, due 02/15/22 (d)	8,503	8,583
6.25%, due 01/15/27 (d)	200	205
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144A
5.25%, due 06/01/26 (d)	1,000	1,025
5.00%, due 06/01/24 (d)	1,000	1,019
Lear Corp.
4.25%, due 05/15/29	7,955	8,161
3.50%, due 05/30/30	6,950	6,941
Lithia Motors, Inc., 144A
4.625%, due 12/15/27 (d)	2,980	2,950
5.25%, due 08/01/25 (d)	1,990	1,990
Marriott International, Inc.
4.00%, due 04/15/28	9,761	9,828
3.60%, due 04/15/24	6,960	6,998
4.625%, due 06/15/30	900	934
MGM Resorts International
6.75%, due 05/01/25	19,850	19,653
Penn National Gaming, Inc., 144A
5.625%, due 01/15/27 (d)	9,950	9,282
Penske Automotive Group, Inc.
5.50%, due 05/15/26	11,343	11,315
5.375%, due 12/01/24	3,580	3,571
Sands China, Ltd.
5.40%, due 08/08/28	5,000	5,519
5.125%, due 08/08/25	3,000	3,250
4.60%, due 08/08/23	2,000	2,106
Scientific Games International, Inc., 144A
5.00%, due 10/15/25 (d)	19,910	18,382
Starbucks Corp.
3.80%, due 08/15/25	9,950	11,214
4.00%, due 11/15/28	2,985	3,493
Tapestry, Inc.
3.00%, due 07/15/22	12,145	11,950
4.125%, due 07/15/27	4,975	4,685
The William Carter Co., 144A
5.625%, due 03/15/27 (d)	1,750	1,802
Under Armour, Inc.
3.25%, due 06/15/26	12,565	11,091
Wolverine World Wide, Inc., 144A
5.00%, due 09/01/26 (d)	12,140	11,685
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	6,481

		446,306

FINANCIALS – 4.0%
Ally Financial, Inc.
3.875%, due 05/21/24	7,950	8,220
American Express Credit Corp.
2.60%, due 09/14/20	2,945	2,953
American International Group, Inc.
3.30%, due 03/01/21	14,665	14,912
Bank of America Corp.
4.45%, due 03/03/26	5,000	5,756
BNP Paribas SA, 144A
7.625% (USD 5 Year Swap rate + 6.314%) (c) (d) (e)	5,000	5,075
CenterState Bank Corp.
5.75% (SOFRRATE + 5.617%), due 06/01/30 (c)	4,960	5,083
Citigroup, Inc.

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 35.4% (cont.)
CORPORATE BONDS – 21.7% (cont.)
FINANCIALS – 4.0% (cont.)
3.352%(3 mo. USD LIBOR + 0.897%), due 04/24/25 (c)	$22,860	$24,700
3.40%, due 05/01/26	15,000	16,632
4.05%, due 07/30/22	13,338	14,144
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	6,524
Credit Suisse Group AG, 144A
7.50%(USD 5 Year Swap rate + 4.598%) (c) (d) (e)	30,000	32,250
6.25%(USD 5 Year Swap rate + 3.455%) (c) (d) (e)	7,000	7,292
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, due 12/10/20	25,000	25,286
E*TRADE Financial Corp.
2.95%, due 08/24/22	11,965	12,458
JPMorgan Chase & Co.
2.25% (3 mo. USD LIBOR + 1.230%), due 10/24/23 (c)	19,910	20,133
MSCI, Inc., 144A
5.375%, due 05/15/27 (d)	6,965	7,392
4.75%, due 08/01/26 (d)	5,925	6,129
Principal Life Global Funding II, 144A
2.375%, due 11/21/21 (d)	6,970	7,128
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	6,900	7,159
3.95%, due 09/15/26	4,905	5,433
S&P Global, Inc.
2.95%, due 01/22/27	9,810	10,784
Stifel Financial Corp.
4.00%, due 05/15/30	6,900	7,237
The Charles Schwab Corp.
3.25%, due 05/21/21	19,895	20,354
The Goldman Sachs Group, Inc.
2.35%, due 11/15/21	14,616	14,709
3.20%, due 02/23/23	7,000	7,427
2.637%(3 mo. USD LIBOR + 1.750%), due 10/28/27 (c)	2,975	3,015
2.625%, due 04/25/21	2,000	2,032
2.875%, due 02/25/21	1,000	1,014
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	15,471
1.99%(3 mo. USD LIBOR + 1.230%), due 10/31/23 (c)	8,603	8,665

		325,367

INDUSTRIALS – 3.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC, 144A
3.50%, due 02/15/23 (d)	12,470	12,626
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (d)	14,900	16,295
BAT Capital Corp.
3.557%, due 08/15/27	6,965	7,507
Carrier Global Corp, 144A
2.242%, due 02/15/25 (d)	4,965	5,076
2.493%, due 02/15/27 (d)	4,965	5,058
Delta Air Lines, Inc.
3.40%, due 04/19/21	11,590	11,271
3.80%, due 04/19/23	9,425	8,419
FedEx Corp.
3.80%, due 05/15/25	6,950	7,726
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	14,912
4.00%, due 09/21/23	9,945	10,849
Hilton Domestic Operating Co., Inc, 144A
5.75%, due 05/01/28 (d)	900	909
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	16,915	16,841
4.875%, due 01/15/30	2,880	2,837
Howmet Aerospace, Inc.
6.875%, due 05/01/25	14,890	16,154
Raytheon Technologies Corp.
3.65%, due 08/16/23	169	183
Southwest Airlines Co.
2.65%, due 11/05/20	12,148	12,155
5.125%, due 06/15/27	9,900	10,243
5.25%, due 05/04/25	7,875	8,313
The Boeing Co.
2.70%, due 02/01/27	61,847	60,410
Uber Technologies, Inc., 144A
7.50%, due 05/15/25 (d)	7,940	8,000
7.50%, due 09/15/27 (d)	4,470	4,481
8.00%, due 11/01/26 (d)	21,430	21,805
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	13,609
5.375%, due 12/15/21	5,305	5,310
Westinghouse Air Brake Technologies Corp.
1.613% (3 mo. USD LIBOR + 1.300%), due 09/15/21 (c)	4,975	4,975

		285,964

HEALTH CARE – 2.2%
AbbVie, Inc., 144A
2.95%, due 11/21/26 (d)	6,955	7,565
Bausch Health Cos., Inc, 144A
6.25%, due 02/15/29 (d)	5,365	5,392
Becton Dickinson and Co.
3.30%, due 03/01/23	11,204	11,724
1.181%(3 mo. USD LIBOR + 0.875%), due 12/29/20 (c)	7,463	7,464
3.363%, due 06/06/24	2,985	3,222
Centene Corp.
4.75%, due 05/15/22	20,084	20,310
4.25%, due 12/15/27	2,980	3,075
4.75%, due 01/15/25	994	1,018
CVS Health Corp.
5.00%, due 12/01/24	6,880	7,877
HCA, Inc.
5.00%, due 03/15/24	7,465	8,297
5.625%, due 09/01/28	2,985	3,332

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 35.4% (cont.)
CORPORATE BONDS – 21.7% (cont.)
HEALTH CARE – 2.2% (cont.)
5.375%, due 09/01/26	$500	$544
IQVIA, Inc., 144A
5.00%, due 10/15/26 (d)	7,800	8,024
McKesson Corp.
3.65%, due 11/30/20	19,890	20,146
3.95%, due 02/16/28	2,985	3,414
Perrigo Finance Unlimite Co.
3.15%, due 06/15/30	1,050	1,061
Universal Health Services, Inc., 144A
4.75%, due 08/01/22 (d)	32,695	32,695
5.00%, due 06/01/26 (d)	12,805	13,121
Zimmer Biomet Holdings, Inc.
3.05%, due 01/15/26	4,965	5,335
1.066%(3 mo. USD LIBOR + 0.750%), due 03/19/21 (c)	4,975	4,974
3.15%, due 04/01/22	3,810	3,952
3.70%, due 03/19/23	2,985	3,172

		175,714

INFORMATION TECHNOLOGY – 1.7%
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,852
3.75%, due 12/01/21	4,710	4,833
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	14,930	15,339
3.625%, due 01/15/24	9,955	10,701
3.50%, due 01/15/28	4,975	5,265

Broadcom, Inc, 144A
4.70%, due 04/15/25 (d)	6,950	7,831

CDW LLC / CDW Finance Corp.
5.00%, due 09/01/25	9,955	10,241
CommScope, Inc., 144A
5.50%, due 06/15/24 (d)	13,904	14,159
5.50%, due 03/01/24 (d)	3,480	3,515
5.00%, due 06/15/21 (d)	77	77
Dell International LLC / EMC Corp., 144A
5.45%, due 06/15/23 (d)	14,725	16,106
4.42%, due 06/15/21 (d)	2,940	3,022

Itron, Inc., 144A
5.00%, due 01/15/26 (d)	11,035	10,993

Lam Research Corp.
2.80%, due 06/15/21	4,910	5,020
Motorola Solutions, Inc.
3.75%, due 05/15/22	5,592	5,867
4.60%, due 02/23/28	2,985	3,395
NortonLifeLock, Inc.,144A
5.00%, due 04/15/25 (d)	1,000	1,015
Qorvo, Inc.
5.50%, due 07/15/26	4,975	5,174
Tyco Electronics Group SA
3.70%, due 02/15/26	9,830	10,937

		142,342

REAL ESTATE – 1.7%
CBRE Services, Inc.
5.25%, due 03/15/25	24,930	28,076
4.875%, due 03/01/26	19,665	22,322
GLP Capital, LP / GLP Financing II, Inc.
4.00%, due 01/15/31	9,425	9,357
5.375%, due 11/01/23	12,000	12,773
5.75%, due 06/01/28	4,975	5,481
5.25%, due 06/01/25	4,975	5,410
5.375%, due 04/15/26	3,925	4,288
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	2,945	3,048
Omega Healthcare Investors, Inc. REIT
5.25%, due 01/15/26	14,942	15,986
4.375%, due 08/01/23	15,046	15,619
The Howard Hughes Corp., 144A
5.375%, due 03/15/25 (d)	12,440	11,577
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,562
3.50%, due 02/01/25	900	929

		137,428

ENERGY – 1.2%
Apergy Corp.
6.375%, due 05/01/26	16,119	14,979
Diamondback Energy, Inc.
4.75%, due 05/31/25	2,900	3,103
Marathon Petroleum Corp.
4.70%, due 05/01/25	6,900	7,724
National Oilwell Varco, Inc.
3.60%, due 12/01/29	24,835	24,302
Occidental Petroleum Corp.
3.50%, due 08/15/29	9,920	7,258
1.842%(3 mo. USD LIBOR + 1.450%), due 08/15/22 (c)	4,970	4,573
Oceaneering International, Inc.
4.65%, due 11/15/24	8,485	6,406
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (d)	18,076	16,359
PBF Holding Co. LLC / PBF Finance Corp, 144A
9.25%, due 05/15/25 (d)	100	107
PBF Holding Co. LLC / PBF Finance Corp., 144A
6.00%, due 02/15/28 (d)	2,000	1,660
Schlumberger Holdings Corp., 144A
4.00%, due 12/21/25 (d)	9,830	10,802

		97,273
COMMUNICATION SERVICES – 1.1%
Netflix, Inc.
4.875%, due 04/15/28	33,740	36,077
5.875%, due 02/15/25	11,940	13,194
5.875%, due 11/15/28	6,965	7,931

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 35.4% (cont.)
CORPORATE BONDS – 21.7% (cont.)
COMMUNICATION SERVICES – 1.1% (cont.)
6.375%, due 05/15/29	$2,985	$3,463
5.375%, due 02/01/21	1,990	2,035
Netflix, Inc., 144A
5.375%, due 11/15/29 (d)	4,970	5,443
T-Mobile USA, Inc, 144A
3.75%, due 04/15/27 (d)	19,855	22,003
3.50%, due 04/15/25 (d)	1,985	2,160
Twitter, Inc., 144A
3.875%, due 12/15/27 (d)	700	700
Zayo Group Holdings, Inc., 144A
4.00%, due 03/01/27 (d)	250	238

		93,244

CONSUMER STAPLES – 0.5%
Constellation Brands, Inc.
3.15%, due 08/01/29	23,015	24,678
Kraft Heinz Foods Co, 144A
3.875%, due 05/15/27 (d)	1,900	1,986
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (d)	2,000	2,008
5.75%, due 03/01/27 (d)	500	516
Smithfield Foods, Inc., 144A
3.35%, due 02/01/22 (d)	4,975	4,937
2.65%, due 10/03/21 (d)	3,980	3,936
4.25%, due 02/01/27 (d)	995	1,016
Sysco Corp. 5.65%, due 04/01/25	995	1,161

		40,238
MATERIALS – 0.3%
Glencore Funding LLC, 144A
3.875%, due 10/27/27 (d)	9,950	10,576
3.00%, due 10/27/22 (d)	9,950	10,235

		20,811
Total Corporate Bonds (Cost $1,708,352)		1,764,687

GOVERNMENT AND AGENCY SECURITIES – 13.6%

U.S. GOVERNMENT NOTES – 13.6%
United States Treasury Bonds
(TIPS) 1.25%, due 07/15/20 (f)	493,649	493,705
United States Treasury Notes
2.375%, due 12/31/20	198,945	201,090
1.75%, due 10/31/20	123,550	124,188
2.00%, due 11/30/22	74,625	77,910
1.75%, due 03/31/22	74,645	76,698
2.125%, due 12/31/22	49,745	52,168
1.875%, due 11/30/21	49,785	50,983
2.125%, due 01/31/21	24,570	24,846
Total Government and Agency Securities (Cost $1,088,006)		1,101,588

BANK LOANS – 0.1%
HEALTH CARE – 0.1%
HCA, Inc. Term Loan B13
1.93%, (1 mo. USD LIBOR+1.75%), due 03/18/26 (c)	4,975	4,856
ENERGY – 0.0%(g)
Apergy Corp. 2020 Term Loan
6.00%, (1 mo. USD LIBOR+5.00%), due 05/28/27 (c)	4,700	4,618

Total Bank Loans (Cost $9,555)		9,474

TOTAL FIXED INCOME – 35.4% (Cost $2,805,913)		2,875,749

SHORT-TERM INVESTMENTS – 0.8%
REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.06% dated 06/30/20 due 07/01/20, repurchase price $65,532, collateralized by a United States Treasury Note, 0.125% due 07/15/24, value plus accrued interest of $66,843 (Cost: $65,532)	65,532	65,532

TOTAL SHORT-TERM INVESTMENTS – 0.8% (Cost $65,532)		65,532

TOTAL INVESTMENTS – 99.6% (Cost $6,089,438)		8,087,127

Foreign Currencies – 0.0%(g)		0	(h)
Other Assets In Excess of Liabilities – 0.4%		28,782

NET ASSETS – 100.0%		$8,115,909

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Floating Rate Note. Rate shown is as of June 30, 2020.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	Security is perpetual and has no stated maturity date.
(f)	Interest rate for this security is a stated rate. Interest payments are determined based on an inflation-adjusted principal amount.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than $1,000.
Abbreviations:
REIT: Real Estate Investment Trust

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.3%
FINANCIALS – 0.3%
GMAC Capital Trust I (a), 6.18%, (3 mo. USD LIBOR + 5.785%)	10	$224
TOTAL PREFERRED STOCKS – 0.3% (Cost $229)		224

	Par Value	Value
FIXED INCOME – 64.5%
CORPORATE BONDS – 46.2%
CONSUMER DISCRETIONARY – 7.8%
Adient US LLC, 144A
7.00%, due 05/15/26 (b)	$500	$518
Aramark Services, Inc, 144A
5.00%, due 02/01/28 (b)	500	475
AutoNation, Inc.
4.75%, due 06/01/30	750	813
Booking Holdings, Inc.
3.55%, due 03/15/28	1,000	1,092
Borgwarner, Inc.
2.65%, due 07/01/27	750	770
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
5.125%, due 05/01/27 (b)	500	517
Marriott International, Inc.
4.625%, due 06/15/30	750	778
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
4.50%, due 01/15/28	500	475
		5,438
INDUSTRIALS – 7.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC, 144A
3.50%, due 02/15/23 (b)	1,000	1,012
Hilton Domestic Operating Co., Inc.
4.875%, due 01/15/30	1,250	1,231
Howmet Aerospace, Inc.
6.875%, due 05/01/25	750	814
Southwest Airlines Co.
5.25%, due 05/04/25	500	528
The Boeing Co.
2.70%, due 02/01/27	750	733
Uber Technologies, Inc., 144A
7.50%, due 09/15/27 (b)	1,000	1,002
		5,320
HEALTH CARE – 6.7%
AbbVie, Inc., 144A
2.95%, due 11/21/26 (b)	750	816
Bausch Health Cos., Inc, 144A
6.25%, due 02/15/29 (b)	500	502
Merck & Co, Inc.
1.45%, due 06/24/30	1,000	999
Perrigo Finance Unlimite Co.
3.15%, due 06/15/30	750	758
Universal Health Services, Inc., 144A
5.00%, due 06/01/26 (b)	500	512
Zimmer Biomet Holdings, Inc.
3.55%, due 03/20/30	1,000	1,081
		4,668
COMMUNICATION SERVICES – 5.3%
Comcast Corp.
3.15%, due 03/01/26	1,000	1,117
Netflix, Inc.
5.50%, due 02/15/22	1,000	1,043
4.875%, due 04/15/28	500	535
T-Mobile USA, Inc.
4.00%, due 04/15/22	1,000	1,024
		3,719
FINANCIALS – 5.2%
Ally Financial, Inc.
4.125%, due 02/13/22	1,000	1,028
Credit Suisse Group AG, 144A
6.25% (USD 5 Year Swap rate + 3.455%) (a) (b) (c)	500	521
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	1,000	1,037
Wells Fargo & Co.
1.654% (SOFRRATE + 1.600%), due 06/02/24 (a)	1,000	1,016
		3,602
ENERGY – 4.5%
Marathon Petroleum Corp.
4.70%, due 05/01/25	750	840
National Oilwell Varco, Inc.
3.60%, due 12/01/29	750	734
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (b)	500	452
Schlumberger Holdings Corp, 144A
3.90%, due 05/17/28 (b)	1,000	1,079
		3,105
INFORMATION TECHNOLOGY – 3.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.875%, due 01/15/27	750	810
CDW LLC / CDW Finance Corp.
4.125%, due 05/01/25	500	501
QUALCOMM, Inc.
3.45%, due 05/20/25	1,000	1,115
		2,426
CONSUMER STAPLES – 3.4%
Anheuser-Busch InBev Finance, Inc.
3.30%, due 02/01/23	1,000	1,059
Kraft Heinz Foods Co, 144A
3.875%, due 05/15/27 (b)	500	523
Sysco Corp.
3.30%, due 07/15/26	750	803
		2,385
REAL ESTATE – 2.2%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, due 01/15/31	500	496
The Howard Hughes Corp., 144A
5.375%, due 03/15/25 (b)	500	465

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2020 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 64.5% (cont.)
CORPORATE BONDS – 46.2% (cont.)
REAL ESTATE – 2.2% (cont.)
Ventas Realty, LP / Ventas Capital Corp. REIT
3.25%, due 08/15/22	$590	$604
		1,565
Total Corporate Bonds (Cost $32,326)		32,228

GOVERNMENT AND AGENCY SECURITIES – 15.7%
U.S. GOVERNMENT NOTES – 8.6%
United States Treasury Notes
0.25%, due 05/31/25	6,000	5,993
U.S. GOVERNMENT AGENCIES – 7.1%
Federal Home Loan Bank,
0.44%, due 06/29/23	5,000	4,994
Total Government and Agency Securities (Cost $10,981)		10,987

BANK LOANS – 2.2%
ENERGY – 2.2%
Chesapeake Energy Corp. 2019 Last Out Term Loan,
9.00%, (1 mo. USD LIBOR+8.00%), due 06/24/24 (a)	1,000	573
Apergy Corp. 2020 Term Loan,
6.00%,1 mo. USD LIBOR+5.00%), due 05/28/27 (a)	1,000	983
Total Bank Loans (Cost $1,551)		1,556

CONVERTIBLE BOND – 0.4%
HEALTH CARE – 0.4%
Livanova Usa, Inc., 144A
3.00%, due 12/15/25 (b) (Cost $250)	250	260
Total Convertible Bond (Cost $250)		260
TOTAL FIXED INCOME – 64.5% (Cost $45,108)		45,031

SHORT-TERM INVESTMENTS – 3.0%
COMMERCIAL PAPER – 3.0%
American Honda Finance Corp.,
0.35% - 0.41%, due 07/07/20 - 07/21/20 (d)	1,070	1,070
Schlumberger Holdings Corp., 144A,
0.36%, due 09/15/20 (b) (d)	1,000	998
Total Commercial Paper (Cost $2,069)		2,068
TOTAL SHORT-TERM INVESTMENTS – 3.0% (Cost $2,069)		2,068

TOTAL INVESTMENTS – 67.8% (Cost $47,406)		47,323
Other Assets In Excess of Liabilities – 32.2%		22,487
NET ASSETS – 100.0%		$69,810

(a)	Floating Rate Note. Rate shown is as of June 30, 2020.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(c)	Security is perpetual and has no stated maturity date.
(d)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
Abbreviations:
REIT: Real Estate Investment Trust

Oakmark.com

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund ("Oakmark"), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund ("International"), Oakmark International Small Cap Fund ("Int'l Small Cap"), Oakmark Equity and Income Fund ("Equity and Income") and the Oakmark Bond Fund (“Bond”). Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation

The share price is also called the net asset value (the “NAV”) of a share. The NAV of shares of each class is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for FLEX options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures approved by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of Harris Associates L.P. (the "Adviser") in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$10,956,419	$0	$0
Short Term Investments	0	545,501	0
Call Options Written	(44,914)	0	0
Total	$10,911,505	$545,501	$0

Select
Common Stocks	$3,491,195	$0	$0
Short Term Investments	0	112,484	0
Call Options Written	(28,852)	0	0
Total	$3,462,343	$112,484	$0

Global
Common Stocks	$1,151,352	$0	$0
Short Term Investments	0	29,595	0
Forward Foreign Currency Contracts - Liabilities	0	(47)	0
Total	$1,151,352	$29,548	$0

Global Select
Common Stocks	$1,289,093	$0	$0
Short Term Investments	0	7,429	0
Forward Foreign Currency Contracts - Liabilities	0	(75)	0
Total	$1,289,093	$7,354	$0

International
Common Stocks	$20,924,658	$0	$0
Preferred Stocks	99,001	0	0
Short Term Investments	0	680,971	0
Forward Foreign Currency Contracts - Liabilities	0	(620)	0
Total	$21,023,659	$680,351	$0

Int'l Small Cap
Common Stocks	$1,076,682	$0	$0
Short Term Investments	0	39,486	0
Forward Foreign Currency Contracts - Liabilities	0	(38)	0
Total	$1,076,682	$39,448	$0

Equity and Income
Common Stocks	$5,134,692	$0	$0
Preferred Stocks	11,154	0	0
Corporate Bonds	0	1,764,687	0
Government and Agency Securities	0	1,101,588	0
Bank Loans	0	9,474
Short Term Investments	0	65,532	0
Total	$5,145,846	$2,941,281	$0

Bond
Preferred Stocks	$224	$0	$0
Corporate Bonds	0	32,228	0
Government and Agency Securities	0	10,987	0
Bank Loans	0	1,556	0
Convertible Bond	0	260	0
Short Term Investments	0	2,068	0
Total	$224	$47,099	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2020, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”) and are listed in the Fund’s Schedule of Investments.

For the period ended June 30, 2020, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

	Currency	Currency
Fund	Contracts Opened	Contracts Settled
Global	$33,121	$37,945
Global Select	53,711	68,389
International	452,813	583,998
Int’l Small Cap	24,960	33,912

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2020, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2020, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

None of the Funds used purchased options for tax management purposes during the period ended June 30, 2020. There were no outstanding purchased options as of June 30, 2020.

Oakmark and Select used options written for tax management purposes during the period ended June 30, 2020. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2020, all of the Funds, except the Bond Fund, held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2020, none of the Funds had securities on loan.

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended June 30, 2020. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

3. SUBSEQUENT EVENTS

The adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.